Share-Based Compensation (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Stock Option Activity

Stock Option Activity
(millions of shares and Canadian dollars)	2018		2017		2016
	Number of shares	Weighted- average exercise price	Number of shares	Weighted- average exercise price	Number of shares	Weighted- average exercise price
Number outstanding, beginning of year	14.3	$48.17	15.4	$44.18	18.4	$40.65
Granted	1.9	72.64	2.0	65.75	2.5	53.15
Exercised	(3.0)	41.21	(3.0)	38.59	(4.9)	35.21
Forfeited/cancelled	(0.1)	60.46	(0.1)	54.58	(0.6)	48.29
Number outstanding, end of year	13.1	$53.12	14.3	$48.17	15.4	$44.18
Exercisable, end of year	4.7	$40.61	5.4	$38.00	5.5	$37.19

Range of Exercise Prices

Range of Exercise Prices
(millions of shares and Canadian dollars)	Options outstanding			Options exercisable
	Number of shares outstanding	Weighted- average remaining contractual life (years)	Weighted- average exercise price	Number of shares exercisable	Weighted- average exercise price
$32.99 – $36.64	2.1	2.4	36.06	2.1	36.06
$40.54 – $47.59	2.6	4.5	44.27	2.6	44.27
$52.46 – $53.15	4.6	6.5	52.80	–	–
$65.75	1.9	8.0	65.75	–	–
$72.64	1.9	9.0	72.64	–	–

Schedule of Assumptions Used for Estimating the Fair Value of Options
Assumptions Used for Estimating the Fair Value of Options
(in Canadian dollars, except as noted)	2018	2017	2016
Risk-free interest rate	1.71%	1.24%	1.00%
Expected option life	6.3 years	6.3 years	6.3 years
Expected volatility[1]	13.91%	14.92%	15.82%
Expected dividend yield	3.50%	3.47%	3.45%
Exercise price/share price	$72.64	$65.75	$53.15

[1]	Expected volatility is calculated based on the average daily volatility measured over a historical period corresponding to the expected option life.